UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5221

Seligman Portfolios, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 850-1864

Date of fiscal year end:	12/31

Date of reporting period:	3/31/06

FORM N-Q

ITEM 1.  SCHEDULE OF INVESTMENTS.

Seligman Portfolios, Inc.
Schedules of Investments (Unaudited)
March 31, 2006
Seligman Capital Portfolio

	Shares or Principal Amount		Value
Common Stocks 98.2%
Aerospace and Defense 1.7%
Precision Castparts	1,600	shs.	$95,040
Rockwell Collins	2,400		135,240
			230,280
Air Freight and Logistics 0.5%
Expeditors International of Washington	800		69,100

Airlines 1.1%
Southwest Airlines	8,400		151,116

Auto Components 2.1%
BorgWarner	2,300		138,092
Gentex	7,700		134,404
			272,496
Biotechnology 5.1%
BioMarin Pharmaceutical*	2,800		37,366
Celgene*	4,000		176,520
Enzon Pharmaceuticals*	4,800		38,832
Illumina*	1,700		40,341
ImClone Systems*	1,400		47,572
Invitrogen*	800		56,100
Martek Biosciences*	1,700		55,777
MedImmune*	3,050		111,554
Nektar Therapeutics*	1,400		28,525
OSI Pharmaceuticals*	1,400		44,905
Senomyx*	2,200		36,201
			673,693
Capital Markets 3.4%
Legg Mason	900		112,797
Northern Trust	3,300		173,200
T. Rowe Price Group	2,100		164,356
			450,353
Chemicals 0.4%
Airgas	1,500		58,635

Commercial Banks 0.8%
Synovus Financial	3,800		102,942

Commercial Services and Supplies 9.0%
Allied Waste Industries*	19,600		239,904
Avery Dennison	2,700		157,896
Cintas	6,900		294,492
Corrections Corporation of America*	4,200		189,840
Herman Miller	9,700		314,231
			1,196,363
Communications Equipment 2.7%
ADC Telecommunications*	6,100		155,733
JDS Uniphase*	17,600		72,952
Research In Motion*	1,500		127,155
			355,840
Computers and Peripherals 3.5%
Electronics for Imaging*	4,300		120,336
Network Appliance*	2,300		82,858
SanDisk*	1,400		80,402
Seagate Technology*	6,600		173,778
			457,374

Construction and Engineering 4.2%
Fluor	2,200	188,760
Jacobs Engineering Group*	4,300	372,982
		561,742
Containers and Packaging 2.5%
Pactiv*	5,400	132,516
Temple-Inland	4,400	196,020
		328,536
Diversified Financial Services 1.9%
Chicago Mercantile Exchange Holdings	300	134,250
Moody's	1,700	121,482
		255,732
Electrical Equipment 0.9%
Rockwell Automation	1,600	115,056

Electronic Equipment and Instruments 1.3%
Agilent Technologies*	4,700	176,485

Energy Equipment and Services 2.2%
BJ Services	2,600	89,960
Patterson-UTI Energy*	2,000	63,910
Smith International	3,700	144,152
		298,022
Energy Traders 0.8%
AES*	6,200	105,772

Food and Staples Retailing 0.5%
Whole Foods Market	1,000	66,540

Food Products 1.7%
Dean Foods*	3,600	139,788
McCormick	2,700	91,422
		231,210
Gas Utilities 0.3%
Equitable Resources	1,100	40,161

Health Care Equipment and Supplies 3.4%
Conor Medsystems*	2,600	76,336
Cooper Companies	1,300	70,239
Given Imaging*	1,500	34,672
Quidel*	2,800	36,092
SonoSite*	1,500	60,930
Varian Medical Systems*	1,300	73,008
Waters*	2,300	99,245
		450,522
Health Care Providers and Services 6.0%
Covance*	1,600	94,000
Coventry Health Care*	700	37,786
Eclipsys*	2,800	66,164
Express Scripts*	1,500	131,873
IMS Health	4,100	105,657
Laboratory Corporation of America Holdings*	600	35,088
McKesson	1,000	52,130
Nighthawk Radiology Holdings*	1,400	33,691
Omnicell*	2,900	33,017
Patterson*	2,900	102,051
Quest Diagnostics	700	35,910
The TriZetto Group*	3,700	64,824
		792,191

Hotels, Restaurants and Leisure 3.1%
International Game Technology	3,000	105,660
OSI Restaurant Partners	3,000	132,000
Sonic*	5,000	175,425
		413,085
Household Durables 1.2%
Fortune Brands	2,000	161,260

Insurance 1.6%
Arch Capital Group*	1,300	75,030
Philadelphia Consolidated Holding*	1,800	61,353
RLI	1,200	68,760
		205,143
Internet Software and Services 0.4%
j2 Global Communications*	1,200	56,394

IT Services 5.7%
Amdocs*	8,300	299,298
Cognizant Technology Solutions (Class A)*	2,300	136,769
Iron Mountain*	1,300	52,962
Paychex	3,300	137,329
Satyam Computer Services (ADR)	3,100	135,656
		762,014
Metals and Mining 0.6%
Freeport-McMoRan Copper & Gold (Class B)	1,400	83,678

Multiline Retail 2.0%
Family Dollar Stores	10,200	271,320

Oil, Gas and Consumable Fuels 3.3%
EOG Resources	2,100	151,200
Kinder Morgan	700	64,393
Noble Energy	3,200	140,544
Sunoco	1,000	77,570
		433,707
Personal Products 4.6%
Chattem*	3,400	127,976
Elizabeth Arden*	4,300	100,254
NBTY*	17,200	387,344
		615,574
Pharmaceuticals 2.9%
Allergan	700	75,950
Forest Laboratories*	2,600	116,038
K-V Pharmaceutical (Class A)*	2,000	48,240
Mylan Laboratories	2,800	65,520
Penwest Pharmaceuticals*	1,700	36,865
Sepracor*	800	39,020
		381,633
Semiconductors and Semiconductor Equipment 4.3%
Agere Systems*	18,100	272,224
Analog Devices	1,800	68,922
Linear Technology	2,600	91,234
Vitesse Semiconductor*	21,400	76,505
Xilinx	2,500	63,700
		572,585

Software 3.9%
Activision*	5,200	71,682
Autodesk	1,800	69,399
Cogent*	14,600	266,596
Cognos*	2,800	108,990
		516,667
Specialty Retail 7.0%
Bed Bath & Beyond*	8,800	337,964
Chico's FAS*	1,500	60,960
Guitar Center*	3,700	176,471
Limited Brands	7,600	185,896
TJX	3,100	76,942
Tractor Supply*	1,400	92,820
		931,053
Thrifts and Mortgage Finance 0.6%
Hudson City Bancorp	5,600	74,340

Wireless Telecommunication Services 1.0%
NII Holdings (Class B)*	2,200	129,646

Total Common Stocks		13,048,260

Repurchase Agreement 1.2%
State Street Bank & Trust 4.06%, dated 3/31/2006, maturing 4/3/2006, in the amount of $152,041, collateralized by: $160,000 US Treasury Notes 4.625%, 3/31/2008 with a fair market value of $159,400	$152,000	152,000

Total Investments 99.4%		13,200,260

Other Assets Less Liabilities 0.6%		85,083

Net Assets 100.0%		$13,285,343
_____
See accompanying notes.

Seligman Cash Management Portfolio

	Annualized Yield on Purchase Date	Principal Amount	Value
US Government and Government
Agency Securities 37.5%
US Government Securities 16.6%
US Treasury Bills:
4.34%, 4/13/2006	4.40%	$1,000,000	$998,553
4.0775%, 4/17/2006	4.13	500,000	499,094
4.385%, 4/20/2006	4.45	800,000	798,149

Total US Government Securities			2,295,796

US Government Agency Securities 20.9%
Federal Home Loan Bank 4.621%, 4/19/2006	4.69	900,000	897,921
Federal Home Loan Mortgage 4.515%, 4/11/2006	4.58	1,000,000	998,746
Federal National Mortgage Association 4.76%, 6/28/2006	4.83	1,000,000	988,364

Total US Government Agency Securities			2,885,031

Total US Government and Government
Agency Securities			5,180,827

Fixed Time Deposits 29.5%
Bank of Montreal, Toronto 4.75%, 4/3/2006	4.82	680,000	680,000
BNP Paribas, Grand Cayman 4.75%, 4/3/2006	4.82	680,000	680,000
Citibank, N.A., Nassau 4.71%, 4/5/2006	4.78	680,000	680,000
HSBC, Grand Cayman 4.75%, 4/5/2006	4.82	680,000	680,000
Rabobank, Grand Cayman 4.72%, 4/4/2006	4.79	680,000	680,000
Royal Bank of Scotland, Grand Cayman 4.76%, 4/4/2006	4.83	680,000	680,000
			4,080,000

Repurchase Agreement 21.3%
State Street Bank & Trust 4.06%, dated 3/31/2006, maturing 4/3/2006, in the amount of $2,948,997, collateralized by: $3,050,000 US Treasury Notes 4.625%, 3/31/2008 with a fair market value of $3,038,563	4.12	2,948,000	2,948,000

Commercial Paper 15.5%
AIG Funding 4.59%, 4/10/2006	4.65	700,000	699,197
American Express Credit 4.53%, 4/7/2006	4.59	740,000	739,441
General Electric Capital 4.71%, 5/10/2006	4.78	700,000	696,428
			2,135,066

Total Investments 103.8%			14,343,893

Other Assets Less Liabilities (3.8)%			(520,225)

Net Assets 100.0%			$13,823,668
_____
See accompanying notes.

Seligman Common Stock Portfolio

	Shares, Warrants, Shares Subject to Call/ Put or Principal Amount		Value
Common Stocks and Warrants 94.0%
Aerospace and Defense 1.7%
General Dynamics	600	shs.	$38,388
Honeywell International	2,300		98,371
			136,759
Air Freight and Logistics 0.4%
FedEx	300		33,882

Beverages 2.0%
Coca-Cola	1,800		75,366
Coca-Cola Enterprises	2,200		44,748
PepsiCo	700		40,453
			160,567
Biotechnology 2.0%
Amgen*	1,100		80,284
Pharmion*	4,643		83,713
			163,997
Building Products 0.4%
Masco	1,100		35,739

Capital Markets 2.5%
Bank of New York	1,900		68,476
Merrill Lynch	1,100		86,636
Morgan Stanley	690		43,346
			198,458
Chemicals 2.6%
Dow Chemical	2,000		81,200
E.I. du Pont de Nemours	2,000		84,420
Praxair	800		44,120
			209,740
Commercial Banks 3.2%
Bank of America	3,740		170,320
Wachovia	1,540		86,317
			256,637
Commercial Services and Supplies 1.6%
Cendant	4,800		83,280
Waste Management	1,200	(1)	42,360
			125,640
Communications Equipment 6.1%
Cisco Systems*	5,170		112,060
Corning*	3,900		104,949
Lucent Technologies*	23,100		70,455
Lucent Technologies* (exercise price of $2.75, expiring 12/10/2007)	37,720	wts.	23,575
Nokia (ADR)	6,100	shs.	126,392
QUALCOMM	1,100		55,666
			493,097
Computers and Peripherals 4.1%
Apple Computer*	900		56,443
EMC*	6,600		89,958
International Business Machines	1,820		150,095
Seagate Technology*	1,400		36,862
			333,358
Containers and Packaging 1.3%
Smurfit-Stone Container*	7,700		104,412

Diversified Consumer Services 0.4%
ServiceMaster	2,600		34,112

Diversified Financial Services 5.2%
CIT Group	600	32,112
Citigroup	4,760	224,815
JPMorgan Chase	3,840	159,898
		416,825
Diversified Telecommunication Services 2.2%
BellSouth	3,800	131,670
Citizens Communications	3,600	47,772
		179,442
Electronic Equipment and Instruments 0.4%
Symbol Technologies	3,300	34,914

Energy Equipment and Services 1.2%
Halliburton	1,300	94,926

Food and Staples Retailing 1.4%
CVS	2,400	71,688
Wal-Mart Stores	910	42,988
		114,676
Food Products 0.3%
Hershey	500	26,115

Health Care Equipment and Supplies 1.4%
Boston Scientific*	2,200	50,710
Medtronic	1,200	60,900
		111,610
Health Care Providers and Services 3.2%
Aetna	800	39,312
HCA	1,000	45,790
UnitedHealth Group	1,200	67,032
WellPoint*	1,400	108,402
		260,536
Hotels, Restaurants and Leisure 0.9%
McDonald's	2,100	72,156

Industrial Conglomerates 4.4%
General Electric	8,410	292,500
Tyco International	2,320	62,362
		354,862
Insurance 3.0%
Allstate	500	26,055
American International Group	1,600	105,744
MetLife	600	29,022
UnumProvident	1,600	32,768
XL Capital (Class A)	800	51,288
		244,877
Internet Software and Services 3.7%
Google (Class A)*	300	115,888
McAfee*	1,900	46,227
Symantec*	3,085	52,059
Yahoo!*	2,600	83,967
		298,141
IT Services 0.4%
First Data	600	28,092

Machinery 0.9%
Illinois Tool Works	790	76,085

Media 5.2%
Clear Channel Communications*	2,520		73,105
Comcast (Class A)*	2,200		57,695
News Corp. (Class A)	3,800		63,118
Time Warner*	6,390		107,288
Univision Communications (Class A)*	2,380		82,039
Viacom (Class B)*	900		34,920
			418,165
Metals and Mining 0.8%
Alcoa	2,200		67,232

Multi-Utilities 0.5%
Dominion Resources	600		41,418

Multiline Retail 2.5%
Dollar General	4,700		83,049
Federated Department Stores	700		51,100
Kohl's*	1,300		68,913
			203,062
Oil, Gas and Consumable Fuels 6.2%
Chevron	1,700		98,549
ConocoPhillips	1,700		107,355
El Paso	1,700		20,485
Exxon Mobil	2,850	(1)	173,451
Murphy Oil	840		41,849
Sunoco	750		58,177
			499,866
Pharmaceuticals 6.9%
Forest Laboratories*	1,500		66,945
Johnson & Johnson	1,642		97,239
Eli Lilly	800		44,240
Pfizer	6,300		156,996
Schering-Plough	1,100		20,889
Valeant Pharmaceuticals International	4,200		66,570
Wyeth	2,070		100,437
			553,316
Semiconductors and Semiconductor Equipment 0.7%
Maxim Integrated Products	1,500		55,732

Software 5.3%
Business Objects (ADR)*	1,200		43,782
Cogent*	4,800		87,648
Mercury Interactive*	2,815		97,610
Microsoft	7,170		195,275
			424,315
Specialty Retail 2.0%
Abercrombie & Fitch (Class A)	1,800		104,940
Home Depot	1,400		59,220
			164,160
Thrifts and Mortgage Finance 1.2%
Fannie Mae	1,200		61,680
Freddie Mac	600		36,600
			98,280
Tobacco 3.7%
Altria Group	2,670		189,196
UST	2,595		107,952
			297,148

Wireless Telecommunication Services 2.1%
American Tower (Class A)*	2,800	84,896
Sprint Nextel	3,300	85,272
		170,168

Total Common Stocks and Warrants		7,592,517

Options Purchased* 2.5%
Beverages 0.3%
Coca-Cola Enterprises, Call expiring January 2008 at $15	2,900	19,865

Communications Equipment 0.3%
Cisco Systems, Call expiring January 2008 at $17.50	1,600	10,720
Comverse Technology, Call expiring January 2008 at $20	1,800	12,780
		23,500

Computers and Peripherals 0.2%
Apple Computer, Call expiring April 2006 at $85	600	30
Seagate Technology, Call expiring January 2007 at $17.50	1,600	15,520
		15,550
Hotels, Restaurants and Leisure 0.2%
McDonald's, Call expiring January 2008 at $30	2,100	16,275

Industrial Conglomerates 0.1%
Tyco International, Call expiring January 2008 at $25	1,900	10,640

Metals and Mining 0.1%
Alcoa, Call expiring January 2008 at $25	1,300	10,660

Oil, Gas and Consumable Fuels 0.2%
ConocoPhillips, Call expiring January 2007 at $75	3,000	7,650
Exxon Mobil, Call expiring January 2007 at $80	20,300	7,714
		15,364
Pharmaceuticals 0.0%
Valeant Pharmaceuticals International, Call expiring September 2006 at $20	200	60

Software 0.5%
Activision, Call expiring January 2008 at $15	3,300	9,900
Mercury Interactive, Call expiring January 2008 at $20	1,500	25,950
		35,850
Thrifts and Mortgage Finance 0.1%
Fannie Mae, Call expiring September 2006 at $70	4,900	490
Freddie Mac, Call expiring January 2008 at $55	800	9,120
		9,610
Tobacco 0.5%
Altria Group, Call expiring January 2008 at $70	1,000	9,700
Altria Group, Call expiring January 2008 at $75	1,100	8,140
Altria Group, Call expiring January 2008 at $80	2,300	12,420
Altria Group, Call expiring January 2008 at $85	3,300	4,785
UST, Call expiring July 2006 at $35	900	6,300
		41,345

Total Options Purchased		198,719

Short-Term Holdings 3.1%
US Government Securities 2.0%
US Treasury Notes 2.25%, 4/30/2006	$159,000	(1)	158,714

Repurchase Agreement 1.1%
State Street Bank & Trust 4.06%, dated 3/31/2006, maturing 4/3/2006, in the amount of $91,031, collateralized by: $95,000 US Treasury Notes 4.625%, 3/31/2008 with a fair market value of $94,644	91,000		91,000

Total Short-Term Holdings			249,714

Total Investments 99.6%			8,040,950

Other Assets Less Liabilities 0.4%			34,238

Net Assets 100.0%			$8,075,187

	Shares Subject to Call/ Put
Schedule of Options Written
Options Written
Call Options Written
Exxon Mobil, expiring April 2006 at $60	500	$(775)
Waste Management, expiring April 2006 at $32.50	800	(2,240)
		(3,015)

Put Options Written
Comverse Technology, expiring April 2006 at $22.50	800	(320)
Sunoco, expiring April 2006 at $75	400	(520)
Valeant Pharmaceuticals International, expiring April 2006 at $17.50	500	(850)
		(1,690)

Total Options Written		$(4,705)
_____
See accompanying notes.

Seligman Communications and Information Portfolio

	Shares, Shares Subject to Put or Principal Amount		Value
Common Stocks 96.6%
Application Software 15.0%
Autodesk	8,200	shs.	$315,864
BEA Systems*	39,600		518,958
Cognos*	18,200		708,435
Mercury Interactive*	94,300		3,269,853
Microsoft	142,800		3,889,158
Quest Software*	42,100		702,439
			9,404,707
Biotechnology 0.8%
Invitrogen*	7,500		525,938

Communications Equipment 9.4%
Avocent*	8,000		253,880
Cisco Systems*	64,300		1,393,703
Corning*	37,200		1,001,052
Motorola	31,800		728,538
Nokia (ADR)	16,300		337,736
QUALCOMM	33,800		1,710,449
TomTom*	13,100		463,985
			5,889,343
Computers and Peripherals 10.8%
Apple Computer*	5,200		326,118
Avid Technology*	13,700		595,333
Electronics for Imaging*	13,700		383,394
EMC*	108,300		1,476,129
Emulex	16,800		287,112
Hewlett-Packard	32,500		1,069,250
Seagate Technology*	98,600		2,596,138
			6,733,474
Consumer Software 0.8%
THQ*	19,200		496,320

Electronic Equipment and Instruments 3.5%
Amphenol (Class A)	18,300		954,894
HOYA	11,700		472,501
Orbotech*	30,600		753,219
			2,180,614
Health Care Equipment and Supplies 4.3%
C.R. Bard	7,900		535,699
Beckman Coulter	3,300		180,081
Fisher Scientific International*	17,500		1,190,875
Kinetic Concepts*	15,700	(1)	646,369
Zimmer Holdings*	1,900		128,440
			2,681,464
Internet and Catalog Retail 1.2%
Netflix*	25,500		738,608

Internet Software and Services 11.7%
Digital River*	18,100		788,436
McAfee*	125,300		3,048,549
Symantec*	175,583		2,962,963
VeriSign*	20,500		492,615
			7,292,563
IT Services 5.8%
Amdocs*	87,900		3,169,674
First Data	9,100		426,062
Ness Technologies	1,500		18,862
			3,614,598

Semiconductors and Semiconductor Equipment 18.7%
Advanced Micro Devices*	18,000	596,880
Altera*	15,500	319,843
ARM Holdings	18,060	41,894
ASML Holding (NY shares)*	50,300	1,024,863
Cymer*	19,000	863,265
Freescale Semiconductor (Class A)*	45,300	1,259,793
Integrated Device Technology*	73,000	1,084,415
Lam Research*	14,700	632,614
Linear Technology	24,900	873,741
Maxim Integrated Products	23,400	869,427
Monolithic Power Systems*	31,000	578,305
Samsung Electronics	1,350	875,315
Silicon Laboratories*	5,200	285,714
Taiwan Semiconductor Manufacturing	336,000	664,578
Taiwan Semiconductor Manufacturing (ADR)	15,700	157,942
Tessera Technologies*	9,900	317,245
Texas Instruments	19,700	639,659
Xilinx	24,300	619,164
		11,704,657
Systems Software 5.6%
CA	11,000	299,310
Macrovision*	17,000	376,465
Oracle*	145,500	1,992,622
Red Hat*	30,200	844,845
		3,513,242
Technical Software 7.1%
Cadence Design Systems*	75,000	1,386,375
Synopsys*	135,600	3,028,626
		4,415,001
Wireless Telecommunication Services 1.9%
Alltel	9,700	628,075
Sprint Nextel	22,100	571,064
		1,199,139

Total Common Stocks		60,389,668

Options Purchased* 0.1%
Health Care Equipment and Supplies 0.1%
Kinetic Concepts, Put expiring September 2006 at $40	13,500	75,600

Repurchase Agreement 1.8%
State Street Bank & Trust 4.06%, dated 3/31/2006, maturing 4/3/2006, in the amount of $1,144,387, collateralized by: $1,185,000 US Treasury Notes 4.625%, 3/31/2008 with a fair market value of $1,180,556	$1,144,000	1,144,000

Total Investments 98.5%		61,609,268

Other Assets Less Liabilities 1.5%		938,626

Net Assets 100.0%		$62,547,894

Shares Subject to Call
Options Written
Kinetic Concepts, Call expiring June 2006 at $45	13,500	$(22,950)
_____
See accompanying notes.

Seligman Global Technology Portfolio

	Shares	Value
Common Stocks 88.7%
Canada 1.1%
Cognos* (Application Software)	2,900	$112,883

Finland 1.7%
Nokia (ADR) (Communications Equipment)	6,800	140,896
TietoEnator (IT Services)	900	35,171
		176,067
France 0.9%
Atos Origin* (IT Services)	1,177	87,235

Hong Kong 0.2%
Solomon Systech International (Semiconductors and Semiconductor Equipment)	35,000	16,953

Israel 0.8%
Ness Technologies (IT Services)	200	2,515
Orbotech* (Electronic Equipment and Instruments)	3,400	83,691
		86,206
Japan 6.1%
Canon (Office Electronics)	2,300	151,938
HOYA (Electronic Equipment and Instruments)	3,600	145,353
Keyence (Electronic Equipment and Instruments)	220	57,121
Murata Manufacturing (Electronic Equipment and Instruments)	1,300	88,074
Ohara (Electronic Equipment and Instruments)	800	41,614
Sanken Electric (Semiconductors and Semiconductor Equipment)	2,700	46,250
Sega Sammy Holdings (Leisure Equipment and Products)	2,300	93,450
		623,800
Netherlands 2.3%
ASML Holding (NY shares)* (Semiconductors and Semiconductor Equipment)	6,100	124,287
TomTom* (Communications Equipment)	3,060	108,222
		232,509
Singapore 1.3%
STATS ChipPAC* (Semiconductors and Semiconductor Equipment)	10,500	82,582
United Test and Assembly Center* (Semiconductors and Semiconductor Equipment)	85,000	48,406
		130,988
South Korea 2.5%
LG Micron* (Electronic Equipment and Instruments)	610	32,147
NCsoft* (Internet Software and Services)	710	52,119
Samsung Electronics (Semiconductors and Semiconductor Equipment)	260	168,135
		252,401
Spain 0.3%
Telvent Git* (IT Services)	2,200	29,931

Sweden 0.4%
Telefonaktiebolaget LM Ericsson (ADR) (Communications Equipment)	1,200	45,270

Taiwan 5.0%
ChipMOS TECHNOLOGIES (Bermuda)* (Semiconductors and Semiconductor Equipment)	6,700	47,838
High Tech Computer (Computers and Peripherals)	2,000	54,507
Himax Technologies (ADR)* (Semiconductors and Semiconductor Equipment)	2,500	21,887
Hon Hai Precision Industry (Electronic Equipment and Instruments)	11,936	73,621
Taiwan Semiconductor Manufacturing (Semiconductors and Semiconductor Equipment)	62,000	122,282
Taiwan Semiconductor Manufacturing (ADR) (Semiconductors and Semiconductor Equipment)	4,900	49,294
United Microelectronics (Semiconductors and Semiconductor Equipment)	160,000	100,756
Wistron* (Computers and Peripherals)	40,000	47,869
		518,054
United Kingdom 0.1%
ARM Holdings (Semiconductors and Semiconductor Equipment)	5,628	12,955

UnIted States 66.0%
Advanced Micro Devices* (Semiconductors and Semiconductor Equipment)	2,800	92,848
Alltel (Wireless Telecommunication Services)	1,500	97,125
Altera* (Semiconductors and Semiconductor Equipment)	2,400	49,524
Amdocs* (IT Services)	12,700	457,962
Amphenol (Class A) (Electronic Equipment and Instruments)	2,800	146,104
Apple Computer* (Computers and Peripherals)	800	50,172
Autodesk (Application Software)	1,400	53,977
Avid Technology* (Computers and Peripherals)	2,700	117,328
Avocent* (Communications Equipment)	1,200	38,082
BEA Systems* (Application Software)	6,100	79,941
CA (Systems Software)	1,600	43,536
Cadence Design Systems* (Technical Software)	10,100	186,698
Cisco Systems* (Communications Equipment)	3,400	73,695
Comverse Technology* (Communications Equipment)	1,600	37,664
Corning* (Communications Equipment)	4,800	129,168
Cymer* (Semiconductors and Semiconductor Equipment)	2,500	113,587
Digital River* (Internet Software and Services)	2,800	121,968
Electronics for Imaging* (Computers and Peripherals)	2,100	58,769
EMC* (Computers and Peripherals)	16,200	220,806
Emulex (Computers and Peripherals)	2,600	44,434
First Data (IT Services)	1,500	70,230
Fisher Scientific International* (Health Care Equipment and Supplies)	1,000	68,050
Freescale Semiconductor (Class A)* (Semiconductors and Semiconductor Equipment)	5,300	147,393
Hewlett-Packard (Computers and Peripherals)	5,100	167,790
Integrated Device Technology* (Semiconductors and Semiconductor Equipment)	11,300	167,862
Invitrogen* (Biotechnology)	1,200	84,150
Kinetic Concepts* (Health Care Equipment and Supplies)	1,100	45,287
Lam Research* (Semiconductors and Semiconductor Equipment)	2,200	94,677
Linear Technology (Semiconductors and Semiconductor Equipment)	2,500	87,725
Macrovision* (Systems Software)	2,700	59,791
Maxim Integrated Products (Semiconductors and Semiconductor Equipment)	4,500	167,198
McAfee* (Internet Software and Services)	13,800	335,754
Mercury Interactive* (Application Software)	8,200	284,335
Microsoft (Application Software)	17,500	476,613
Micrus Endovascular* (Health Care Equipment and Supplies)	900	12,654
Motorola (Communications Equipment)	4,900	112,259
Netflix* (Internet and Catalog Retail)	3,600	104,274
Oracle* (Systems Software)	14,000	191,730
QUALCOMM (Communications Equipment)	4,700	237,844
Quest Software* (Application Software)	6,500	108,452
Red Hat* (Systems Software)	4,200	117,495
Seagate Technology* (Computers and Peripherals)	11,300	297,530
Silicon Laboratories* (Semiconductors and Semiconductor Equipment)	700	38,462
Sprint Nextel (Wireless Telecommunication Services)	4,900	126,616
Symantec* (Internet Software and Services)	19,177	323,607
Synopsys* (Technical Software)	10,100	225,583
Tessera Technologies* (Semiconductors and Semiconductor Equipment)	1,400	44,863
Texas Instruments (Semiconductors and Semiconductor Equipment)	3,100	100,657
THQ* (Consumer Software)	2,900	74,965
VeriSign* (Internet Software and Services)	3,100	74,493
Xilinx (Semiconductors and Semiconductor Equipment)	3,700	94,276
Zimmer Holdings* (Health Care Equipment and Supplies)	300	20,280
		6,776,283

Total Investments 88.7%		9,101,535

Other Assets Less LiabilIties 11.3%		1,162,706

Net Assets 100.0%		$10,264,241
_____
See accompanying notes.

Seligman International Growth Portfolio

	Shares or Warrants		Value
Common Stocks and Warrants 97.5%
Austria 0.7%
Erste Bank Der Oesterreichischen Sparkassen* (Commercial Banks)	484	shs.	$28,541

Belgium 2.8%
KBC Groep (Commercial Banks)	472		50,660
SES Global (FDR) (Media)	4,048		64,464
			115,124
Canada 5.7%
Cameco (Oil, Gas and Consumable Fuels)	1,400		50,400
Inco (Metals and Mining)	900		44,901
Petro-Canada (Oil, Gas and Consumable Fuels)	800		37,936
SNC-Lavalin Group (Construction and Engineering)	1,581		43,172
Suncor Energy (Oil, Gas and Consumable Fuels)	800		61,398
			237,807
Finland 2.2%
Nokia (ADR) (Communications Equipment)	4,500		93,240

France 19.8%
Alstom* (Electrical Equipment)	462		38,563
Altran Technologies* (IT Services)	2,261		30,890
Dassault Systemes (Software)	945		54,079
Essilor International (Health Care Equipment and Supplies)	446		39,738
Groupe Danone (Food Products)	526		64,317
LVMH Moet Hennessy Louis Vuitton (Textiles, Apparel and Luxury Goods)	787		77,044
PPR* (Multiline Retail)	295		35,575
PSA Peugeot Citroen (Automobiles)	914		57,491
Publicis Groupe (Media)	315		12,267
Sanofi Aventis (Pharmaceuticals)	868		82,592
Total (Oil, Gas and Consumable Fuels)	220		57,994
Unibail (Real Estate)	415		74,941
Vallourec (Machinery)	70		67,557
Veolia Environnement (Multi-Utilities)	2,326		129,093
			822,141
Germany 6.1%
Commerzbank* (Commercial Banks)	2,481		98,759
Hypo Real Estate Holding (Thrifts and Mortgage Finance)	310		21,182
SAP (Software)	241		52,357
Siemens (Industrial Conglomerates)	892		83,179
			255,477
Greece 0.7%
OPAP (Hotels, Restaurants and Leisure)	761		29,059

Hong Kong 0.8%
Shun Tak Holdings (Real Estate)	22,000		31,457

India 0.6%
Bharti Tele-Ventures (exercise price of $0.934, expiring 1/19/2009)* (Wireless Telecommunication Services)	3,000	wts.	26,337

Ireland 1.1%
Ryanair Holdings (ADR)* (Airlines)	800	shs.	43,756

Israel 1.5%
Teva Pharmaceutical Industries (ADR) (Pharmaceuticals)	1,500		61,770

Italy 1.2%
UniCredito Italiano (Commercial Banks)	7,097	51,184

Japan 16.7%
Credit Saison (Consumer Finance)	400	22,053
Dentsu (Media)	11	39,920
Eisai (Pharmaceuticals)	1,200	52,319
JSR (Chemicals)	2,100	62,476
JTEKT(Machinery)	1,000	19,974
Matsushita Electric Industrial (Household Durables)	2,000	44,315
Mitsubishi UFJ Financial Group (Commercial Banks)	3	45,696
Nippon Electric Glass (Electronic Equipment and Instruments)	2,000	49,743
Rakuten (Internet and Catalog Retail)	95	86,416
Sharp (Household Durables)	4,000	70,892
Shinsei Bank (Commercial Banks)	6,000	42,015
Sumitomo Realty & Development (Real Estate)	1,000	27,692
Tokyo Electron (Semiconductors and Semiconductor Equipment)	800	55,224
Toyota Motor (Automobiles)	1,400	76,257
		694,992
Luxembourg 0.9%
Tenaris (ADR) (Energy Equipment and Services)	200	36,134

Mexico 3.6%
America Movil (Class L) (ADR) (Wireless Telecommunication Services)	2,100	71,946
Grupo Televisa (ADR) (Media)	4,000	79,600
		151,546
Netherlands 3.9%
ASML Holding* (Semiconductors and Semiconductor Equipment)	2,705	54,975
Euronext (Diversified Financial Services)	806	66,275
Philips Electronics (Household Durables)	1,265	42,681
		163,931
Norway 0.6%
Statoil (Oil, Gas and Consumable Fuels)	850	24,221

South Korea 2.8%
Hana Financial Group (Commercial Banks)	8	377
Lotte Shopping (GDR)* (Distributors)	1,356	27,364
Samsung Electronics (Semiconductors and Semiconductor Equipment)	135	87,301
		115,042
Spain 1.0%
Banco Bilbao Vizcaya Argentaria (Commercial Banks)	1,984	41,372

Sweden 1.6%
Atlas Copco (A Shares) (Machinery)	600	16,817
Telefonaktiebolaget LM Ericsson (B Shares) (Communications Equipment)	13,000	49,235
		66,052
Switzerland 8.3%
Kuehne & Nagel International (Marine)	152	49,266
Logitech International* (Computers and Peripherals)	1,403	55,857
Nestle (Food Products)	134	39,783
Roche Holding (Pharmaceuticals)	450	67,011
Swatch Group (Textiles, Apparel and Luxury Goods)	1,299	45,244
UBS (Capital Markets)	820	89,818
		346,979
Taiwan 0.7%
Hon Hai Precision Industry (Electronic Equipment and Instruments)	5,000	30,840

United Kingdom 14.2%
ARM Holdings (Semiconductors and Semiconductor Equipment)	17,620	40,559
AstraZeneca (Pharmaceuticals)	791	39,813
Carphone Warehouse Group (Specialty Retail)	15,352	82,442
EMI Group (Media)	16,726	73,539
Kingfisher (Specialty Retail)	12,076	50,175
London Stock Exchange (Diversified Financial Services)	4,300	78,826
Pearson (Media)	3,590	49,764
Reckitt Benckiser (Household Products)	3,000	105,610
Standard Chartered (Commercial Banks)	2,756	68,525
		589,253

Total Common Stocks and Warrants		4,056,255

Preferred Stocks 1.6%
Austria 0.6%
Erste Bank der Oesterreichischen Sparkassen (Commercial Banks)	437	25,393

Germany 1.0%
ProSiebenSat.1 Media (Media)	1,546	40,281

Total Preferred Stocks		65,674

Total Investments 99.1%		4,121,929

Other Assets Less Liabilities 0.9%		37,490

Net Assets 100.0%		$4,159,419
_____
See accompanying notes.

Seligman Investment Grade Fixed Income Portfolio

	Principal Amount	Value
US Government and Government Agency Securities 54.5%
US Government Securities 29.7%
US Treasury Bonds 5.375%, 2/15/2031	$195,000	$205,329
US Treasury Notes:
4.5%, 2/15/2009	455,000	451,197
4.5%, 2/15/2016	143,000	139,124
		795,650
Government Agency Securities 20.1%
Fannie Mae:
4.75%, 8/25/2008	75,000	74,432
5.6%, 2/8/2016	95,000	93,871
Freddie Mac:
5.05%, 12/8/2008	130,000	129,582
5.4%, 2/28/2011	45,000	44,873
5%, 8/15/2012	90,000	88,876
5.5%, 8/20/2019	80,000	78,186
6.25%, 7/15/2032	25,000	28,326
		538,146
Government Agency Mortgage-Backed Securities††ø 4.7%
Fannie Mae:
7%, 7/1/2008	6,612	6,710
7%, 2/1/2012	3,610	3,663
8.5%, 9/1/2015	4,314	4,528
6.5%, 5/1/2017	16,674	17,079
5.5%, 2/1/2018	33,700	33,531
7%, 1/1/2032	14,524	14,978
7%, 5/1/2032	36,948	38,095
Freddie Mac Gold:
6%, 11/1/2010	5,259	5,359
8%, 12/1/2023	3,171	3,376
		127,319

Total US Government and Government Agency Securities		1,461,115

Corporate Bonds 39.4%
Aerospace and Defense 0.6%
Honeywell International 5.4%, 3/15/2016	15,000	14,835

Auto Components 0.5%
Johnson Controls 5.5%, 1/15/2016	15,000	14,574

Capital Markets 1.9%
Ameriprise Financial 5.35%, 11/15/2010	30,000	29,727
Credit Suisse USA 5.25%, 3/2/2011	20,000	19,793
		49,520
Commercial Banks 0.7%
Wachovia Capital Trust 5.8%, 3/15/2042	20,000	19,670

Consumer Finance 2.2%
Capital One Bank 5%, 6/15/2009	30,000	29,666
Nissan Motor Acceptance 5.625%, 3/14/2011†	30,000	29,921
		59,587
Diversified Financial Services 1.3%
CIT Group 6%, 4/1/2036	10,000	9,656
Citigroup 5.875%, 2/22/2033	5,000	4,874
International Lease Finance 5%, 9/15/2012	20,000	19,257
		33,787
Electric Utilities 4.8%
Carolina Power & Light 5.25%, 12/15/2015	35,000	33,920
Commonwealth Edison 3.7%, 2/1/2008	15,000	14,554
Dayton Power & Light 5.125%, 10/1/2013	20,000	19,417
MidAmerican Energy Holdings 6.125%, 4/1/2036†	45,000	44,200
Progress Energy:
7.75%, 3/1/2031	10,000	11,659
7%, 10/30/2031	5,000	5,390
		129,140
Food and Staples Retailing 0.6%
Stater Brothers Holdings 8.125%, 6/15/2012	15,000	15,056

Food Products 1.1%
Dean Foods 6.625%, 5/15/2009	15,000	15,225
Smithfield Foods 7%, 8/1/2011	15,000	15,000
		30,225
Health Care Providers and Services 3.5%
Fresenius Medical Care Capital Trust 7.875%, 6/15/2011	15,000	15,975
Humana 6.3%, 8/1/2018	20,000	20,384
Omnicare 6.875%, 12/15/2015	15,000	15,038
UnitedHealth Group 3.3%, 1/30/2008	45,000	43,465
		94,862
Hotels, Restaurants and Leisure 2.0%
Royal Caribbean Cruises 6.875%, 12/1/2013	35,000	36,161
Starwood Hotels and Resorts Worldwide 7.875%, 5/1/2012	15,000	16,388
		52,549
Household Durables 0.9%
Centex 4.875%, 8/15/2008	25,000	24,615

Independent Power Producers and Energy Traders 1.5%
Black Hills 6.5%, 5/15/2013	40,000	40,042

Insurance 3.9%
Allstate 5.95%, 4/1/2036	15,000	14,661
Endurance Specialty Holdings 6.15%, 10/15/2015	35,000	34,744
Markel 6.8%, 2/15/2013	45,000	46,241
St. Paul Travelers 5.5%, 12/1/2015	10,000	9,800
		105,446
Machinery 0.6%
Westinghouse Air Brake Technologies 6.875%, 7/31/2013	15,000	15,262

Media 0.7%
Comcast:
5.9%, 3/15/2016	10,000	9,825
6.45%, 3/15/2037	10,000	9,653
		19,478
Metals and Mining 1.1%
BHP Billiton Finance 5%, 12/15/2010	30,000	29,524

Multi-Utilities 1.8%
Alabama Power 4.99%, 8/25/2009#	25,000	25,097
Consolidated Edison 5.85%, 3/15/2036	15,000	14,735
Southern California Edison 5%, 1/15/2016	10,000	9,547
		49,379
Office Electronics 1.1%
Xerox 6.4%, 3/15/2016	30,000	29,925

Oil, Gas and Consumable Fuels 4.7%
Amerada Hess 7.125%, 3/15/2033	30,000	32,836
Kinder Morgan Finance 5.7%, 1/5/2016	30,000	29,281
Massey Energy 6.875%, 12/15/2013	15,000	14,775
Peabody Energy 6.875%, 3/15/2013	15,000	15,300
Tesoro 6.625%, 11/1/2015†	35,000	34,825
		127,017
Pharmaceuticals 1.1%
Wyeth 5.5%, 3/15/2013	30,000	29,702

Real Estate 2.2%
Brandywine Operating Partners 6%, 4/1/2016	15,000	14,872
Health Care Properties 5.625%, 2/28/2013	15,000	14,801
Healthcare Realty Trust 5.125%, 4/1/2014	30,000	28,126
		57,799
Wireless Telecommunication Services 0.6%
Rogers Wireless 7.25%, 12/15/2012	15,000	15,881

Total Corporate Bonds		1,057,875

Asset-Backed Securities†† 2.1%
Electric Utilities 2.1%
Peco Energy Transition Trust 6.05%, 3/1/2009	56,389	56,708

Repurchase Agreement 3.6%
State Street Bank & Trust 4.06%, dated 3/31/2006, maturing 4/3/2006, in the amount of $97,033, collateralized by: $105,000 US Treasury Notes 4.625%, 3/31/2008 with a fair market value of $104,606	97,000	97,000

Total Investments 99.6%		2,672,698

Other Assets Less Liabilities 0.4%		10,833

Net Assets 100.0%		$2,683,531
_____
See accompanying notes.

Seligman Large-Cap Value Portfolio

	Shares	Value
Common Stocks 100.4%
Aerospace and Defense 7.0%
Honeywell International	4,000	$171,080
United Technologies	3,000	173,910
		344,990
Capital Markets 3.7%
Bank of New York	5,000	180,200

Chemicals 11.0%
Dow Chemical	3,600	146,160
E. I. du Pont de Nemours	3,100	130,851
Praxair	3,000	165,450
Rohm and Haas	2,000	97,740
		540,201
Commercial Banks 6.3%
Bank of America	3,500	159,390
U.S. Bancorp	5,000	152,500
		311,890
Communications Equipment 2.3%
Juniper Networks*	6,000	114,690

Computers and Peripherals 3.0%
International Business Machines	1,800	148,446

Diversified Financial Services 3.4%
JPMorgan Chase	4,000	166,560

Energy Traders 2.8%
AES*	8,000	136,480

Food and Staples Retailing 3.3%
Costco Wholesale	3,000	162,660

Health Care Equipment and Supplies 5.8%
Baxter International	3,500	135,835
Medtronic	3,000	152,250
		288,085
Health Care Providers and Services 2.5%
HCA	2,700	123,633

Industrial Conglomerates 2.8%
General Electric	4,000	139,120

Insurance 8.9%
Prudential Financial	2,000	151,620
St. Paul Travelers Companies	3,500	146,265
UnumProvident	7,000	143,360
		441,245
IT Services 1.5%
Amdocs*	2,000	72,120

Machinery 2.9%
Caterpillar	2,000	143,620

Multiline Retail 3.1%
J.C. Penney	2,500	151,025

Oil, Gas and Consumable Fuels 8.7%
Chevron	2,600	150,722
Valero Energy	2,500	149,450
Williams Companies*	6,100	130,479
		430,651
Pharmaceuticals 3.5%
Wyeth	3,600	174,672

Road and Rail 6.4%
CSX	2,500	149,500
Union Pacific	1,800	168,030
		317,530
Specialty Retail 2.7%
The Gap	7,000	130,760

Thrifts and Mortgage Finance 3.0%
Washington Mutual	3,500	149,170

Tobacco 2.9%
Altria Group	2,000	141,720

Wireless Telecommunication Services 2.9%
Sprint Nextel	5,600	144,704

Total Investments 100.4%		4,954,172

Other Assets Less Liabilities (0.4)%		(17,651)

Net Assets 100.0%		$4,936,521
_____
See accompanying notes.

Seligman Smaller-Cap Value Portfolio

	Shares	Value
Common Stocks 100.4%
Aerospace and Defense 2.9%
Cubic	300,000	$7,182,000

Airlines 3.2%
Continental Airlines*	300,000	8,070,000

Beverages 1.6%
Constellation Brands (Class A)*	160,000	4,008,000

Biotechnology 4.1%
Keryx Biopharmaceuticals	209,700	4,000,028
PDL BioPharma*	190,000	6,231,050
		10,231,078
Chemicals 11.2%
Cabot	150,000	5,098,500
Chemtura	445,000	5,242,100
Hercules*	450,000	6,210,000
Lyondell Chemical	100,000	1,990,000
Minerals Technologies	95,000	5,548,950
NOVA Chemicals	135,000	3,847,500
		27,937,050
Commercial Services and Supplies 6.9%
Brink's	100,000	5,076,000
Korn/Ferry International	310,000	6,320,900
Waste Connections*	150,000	5,971,500
		17,368,400
Communications Equipment 1.7%
Plantronics	121,500	4,304,745

Computers and Peripherals 1.1%
Hypercom	300,000	2,790,000

Containers and Packaging 1.3%
Smurfit-Stone Container*	240,000	3,254,400

Diversified Consumer Services 3.8%
Sotheby's Holdings (Class A)*	330,000	9,583,200

Electrical Equipment 1.7%
EnerSys	306,100	4,224,180

Electronic Equipment and Instruments 2.7%
Trimble Navigation*	150,000	6,753,750

Energy Equipment and Services 5.6%
Hanover Compressor*	400,000	7,448,000
Universal Compression Holdings*	130,000	6,587,100
		14,035,100
Food Products 2.0%
Bunge	90,000	5,013,900

Health Care Providers and Services 5.0%
Apria Healthcare Group*	180,000	4,136,400
HealthSouth*	1,017,500	5,067,150
WellCare Health Plans*	73,900	3,358,016
		12,561,566
Hotels, Restaurants and Leisure 8.4%
Landry's Restaurants	110,000	3,886,300
Penn National Gaming*	110,000	4,637,600
Ruby Tuesday	250,000	8,020,000
WMS Industries*	150,000	4,515,000
		21,058,900
Household Durables 2.2%
Harman International Industries	50,000	5,556,500

Insurance 7.2%
W.R. Berkley	100,000	5,806,000
Hanover Insurance Group	130,000	6,814,600
Infinity Property & Casualty	127,000	5,299,710
		17,920,310
IT Services 1.7%
Carreker*	650,000	4,137,250

Machinery 5.4%
Mueller Industries	200,000	7,138,000
Terex*	80,000	6,339,200
		13,477,200
Media 2.0%
Cadmus Communications	269,450	4,894,559

Multiline Retail 1.7%
Fred's	320,000	4,248,000

Oil, Gas and Consumable Fuels 1.6%
Peabody Energy	80,000	4,032,800

Paper and Forest Products 0.7%
Bowater	60,000	1,774,800

Pharmaceuticals 2.2%
Andrx*	230,000	5,459,050

Road and Rail 2.0%
J.B. Hunt Transport Services	230,000	4,953,050

Semiconductors and Semiconductor Equipment 5.7%
ATI Technologies*	275,000	4,709,375
Credence Systems*	650,000	4,764,500
Skyworks Solutions	726,000	4,918,650
		14,392,525
Specialty Retail 4.8%
Blockbuster (Class A)	600,000	2,382,000
Finish Line (Class A)	290,000	4,766,150
Pacific Sunwear of California*	225,000	4,984,875
		12,133,025

Total Investments 100.4%		251,355,338

Other Assets Less Liabilities (0.4)%		(1,003,538)

Net Assets 100.0%		$250,351,800
__________________
*	Non-income producing security.
†	The security may be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933.
††
Investments in mortgage-backed and asset-backed securities are subject to principal paydowns. As a result of prepayments from refinancing or satisfaction of the underlying instruments, the average life may be less than the original maturity. This in turn may impact the ultimate yield realized from these investments.

Ø	Securities issued by these agencies are neither guaranteed nor insured by the US Government.
#	Floating rate security; the interest rate is reset periodically. The interest rate disclosed reflects the rate in effect at March 31, 2006.
(1)
All or part of the security is held as collateral for options written. As of March 31, 2006, the values of securities held as collateral were $147,510 and $555,795, for Seligman Common Stock Portfolio and Seligman Communications and Information Portfolio, respectively.

ADR	- American Depositary Receipts.
FDR	- Fiduciary Depositary Receipts.
GDR	- Global Depositary Receipts.

See accompanying notes.

Seligman Portfolios, Inc.
Notes to Schedules of Investments (unaudited)
March 31, 2006

1.
Organization - Seligman Portfolios, Inc. (the “Fund”) consists of 9 separate portfolios (the “Portfolios”): Seligman Capital Portfolio (“Capital Portfolio”), Seligman Cash Management Portfolio (“Cash Management Portfolio”), Seligman Common Stock Portfolio (“Common Stock Portfolio”), Seligman Communications and Information Portfolio (“Communications and Information Portfolio”), Seligman Global Technology Portfolio (“Global Technology Portfolio”), Seligman International Growth Portfolio (“International Growth Portfolio”), Seligman Investment Grade Fixed Income Portfolio (“Investment Grade Portfolio”), Seligman Large-Cap Value Portfolio (“Large-Cap Value Portfolio”), and Seligman Smaller-Cap Value Portfolio (“Smaller-Cap Value Portfolio”).

2.
Security Valuation - Net asset value per share is calculated at the close of business of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time. Securities (including options) traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or by independent pricing services based on bid prices which consider such factors as coupons, maturities, credit ratings, liquidity, specific terms and features, and the US Treasury yield curve, or are valued by J. & W. Seligman & Co. Incorporated, the Fund’s investment adviser, based on quotations provided by primary market makers in such securities. Notwithstanding these valuation methods, the Global Technology Portfolio and International Growth Portfolio may adjust the value of securities as described below in order to reflect the fair value of such securities.

Many securities markets and exchanges outside the US close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after the local market close but before the close of the NYSE. The Board of Directors (the “Board”) of the Fund approved “fair value” procedures under which a third-party service on a regular basis recommends adjustments to the local closing prices of certain foreign equity securities. The adjustments are based on a statistical analysis of the historical relationship between the price movements of a security and independent variables such as US market movements, sector movements, movements in the ADR of a security (if any), and movements in country or regional exchange-traded funds or futures contracts. The factors used vary with each security, depending on which factors have been most important historically.

Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board. This can occur in event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security.

The books and records of each Portfolio are maintained in US dollars. The market value of investment securities, other assets, and liabilities denominated in foreign currencies are translated into US dollars at the daily rate of exchange as reported by a pricing service.

Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost. Investments held by the Cash Management Portfolio are generally valued using the amortized cost method that approximates fair value.

3.
At March 31, 2006, the cost of investments for federal income tax purposes, and the tax basis gross and net unrealized appreciation and depreciation of portfolio securities, including the effects of purchased options and foreign currency translations, were as follows:

Portfolio	Tax Basis Cost		Total Unrealized Appreciation		Total Unrealized Depreciation		Net Unrealized Appreciation (Depreciation)
Capital Portfolio	$11,750,202		$1,619,164		$169,106		$1,450,058
Cash Management Portfolio	14,343,893		-		-		-
Common Stock Portfolio	7,777,514		691,073	*	428,840	*	262,233	*
Communications and Information Portfolio	59,767,819		4,876,521		3,038,047	*	1,838,474	*
Global Technology Portfolio	8,573,627		775,636		247,526		528,110
International Growth Portfolio	3,488,753		652,222		19,045		633,177
Investment Grade Portfolio	2,703,005		969		31,276		(30,307)
Large-Cap Value Portfolio	3,882,088		1,168,110		96,026		1,072,084
Smaller-Cap Value Portfolio	188,581,034		78,539,991		15,765,687		62,774,304
	____________	____	____________	____	____________	____	____________	____
*  Includes the effect of options written.

ITEM 2.  CONTROLS AND PROCEDURES.

a.
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.
(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN PORTFOLIOS, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	May 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	May 25, 2006

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	May 25, 2006

SELIGMAN PORTFOLIOS, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.